Lease Liability	6 Months Ended
Dec. 31, 2024
Lease Liability [Abstract]
LEASE LIABILITY
18.	LEASE LIABILITY

	31 December 2024 $	30 June 2024 $
Lease liability – Current	10,012	9,842
Lease liability – Non-Current	17,951	23,796
	27,963	33,638

ECM Lithium has entered into an agreement for the lease of a vehicle effective 1 August 2022 expiring on 31 July 2027.

		Less than 6 months $	6 – 12 months $	Between 1 and 2 years $	Between 2 and 5 years $	Total contractual cashflows $	Carrying amount of lease liabilities $
Lease liability
	31 December 2024	6,132	6,132	19,417	-	31,681	27,963
	30 June 2024	16,072	16,072	32,144	-	64,288	33,638

The condensed statement of cash flows previously reports interest paid on leased assets of $6,144 under net cash/(used in) operating activities for the half year ended 31 December 2023. This amount has been reclassified to net cash provided by financial activities. This reclassification has been made to enhance the comparability and relevance of the financial information and do not affect the net increase/(decrease) in cash and cash equivalents for the half year ended 31 December 2023.